Acquisitions and Divestitures Components of Gain on Heinz India Sale (Details) $ in Millions, ₨ in Billions		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 30, 2019 USD ($)	Oct. 31, 2018 INR (₨)	Sep. 28, 2019 USD ($)	Mar. 30, 2019 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on sale of Heinz India					$ 420	$ (15)	$ 0
Heinz India
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business	$ 655	₨ 46
Less investment in Heinz India	(355)
Recognition of tax indemnification	(48)
Other	(3)		$ (3)
Pre-tax gain on sale of Heinz India	$ 249			$ 246	$ 249